UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
Alison Hill	Memphis, Tennessee		8/8/2007

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	115
Form 13F Information Table Value Total:	379244

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE
VOTING AUTHORITY NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)
SHARES/PRN AMT	SH/PRN	PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE
ActionsSemiconductor Co	Sponsored ADR 00507E107	768 125000SH Sole 125000 0
Aluminum Corp China Sponsored ADR 022276109 1067 25000SH Sole 25000 0
American Oriental Bioengineering Common	028731107 890 100000SH Sole 100000 0
Annuity & Life Re Hldgs Common G03910109 101 156800SH Sole 156800 0
Asiapharm Group Ltd Common G06219102 6117 13100000SH Sole 13100000 0
Asiapharm Group Ltd Common G06219102 1062 2275000SH Other 01 0 2275000
Benda Pharmaceutical Common 08165P108 13559 14112792SH Sole 14112792 0
Burren Energy Plc Common G1723V108 791 48300SH Sole 48300 0
Burren Energy Plc Common G1723V108 21 1300SH Other 01 0	1300
Chaoda Modern Agric Common G2046Q107 12811 16573905SH Sole 16573905 0
Chaoda Modern Agric Common G2046Q107 2512 3250000SH Other 01 0 3250000
Chevrontexaco Corp Common 166764100 632	7506SH Sole 7506 0
China 3C Group Common 169362100	495 80000SH Sole 80000 0
China Biotics Inc Common 16937B109 6859	966740SH Sole 966740 0
China Expert Technology	Common 16938D104 603 85000SH Sole 85000	0
China Housing and Land De Common 16939V103 5208	1388889SH Sole 1388889 0
China Medical Technologies Sponsored ADR 169483104 1431	45000SH Sole 45000 0
China Mobile Ltd Sponsored ADR 16941M109 1347 25000SH Sole 25000 0
China Netcom Group Sponsored ADR 16940Q101 776 14000SH Sole 14000 0
China Petroleum & Chemical Corp	Sponsored ADR 16941R108	669 6000SH Sole 6000 0
China Pharma Holdings Common 16941T104 1365 803124SH Sole 803124 0
China Recycling Energ Common 168913101 46 184687SH Sole 184687	0
China Ritar Power Corp Common 169423100	5336 2102804SH Sole 2102804 0
China Security & Surveillance Common 16942J105 1515 100000SH Sole 100000 0
Cia Brasileira De Petro Common P25687115 37999 2836600SH Sole 2836600 0
Cia Brasileira De Petro Common P25687115 6740 503200SH Other 01	0 503200
CNOOC Ltd Sponsored ADR	126132109 909 8000SH Sole 8000 0
Coca Cola Corporation Common 191216100 251 4800SH Sole 4800 0
Colgate-Palmolive Confs Common 194162103 233 3600SH Sole 3600 0
Comtech Group Inc Common 205821200 404 24481SH Sole 24481 0
Conocophillips Common 20825C104 6628 84442SH Sole 84442	0
Conocophillips Common 20825C104 1131 14411SH Other 01 0	14411
Cornerstone Inds Intl Common 21924X106 0 123000SH Sole 123000 0
CTRIP.com Sponsored ADR	22943F100 393 5000SH Sole 5000 0
Daqing Petroleum & Chemm Common	G2656D107 24839	332355000SH Sole 332355000 0
Daqing Petroleum & Chemm Common	G2656D107 4075 48515000SH Other	01 0 48515000
Dnb Nor Asa Common R1812S105 30595 2371580SH Sole 2371580 0
Dnb Nor Asa Common R1812S105 5279 409200SH Other 01 0 409200
Eiker Sparebank Asa Common R1984E108 430 16685SH Sole 16685 0
Eiker Sparebank Asa Common R1984E108 61	2400SH Other 01	0 2400
Enerchina Holdings Ltd Common G30392131 3795 54220400SH Sole 54220400 0
Enerchina Holdings Ltd Common G30392131 630 9005000SH Other 01 0 9005000
Exxon Mobil Corporation Common 30231G102 1099 13108SH Sole 13108 0
Finmetal Mng Ltd Common	318029105 15 27000SH Sole 27000	0
Focus Media Holding Sponsored ADR 34415V109 303	6000SH Sole 6000 0
Fushi International Common 36113C101 36804 2868743SH Sole 2868743 0
Fushi Intl Inc Common 36113C101 3222 245069SH Other 01 245069 0
Fuwei Films Holdings Common G3704F102 439 70000SH Sole 70000 0
General Electric Common	369604103 628 16425SH Sole 16425 0
Guangdong Nan Yue Logis Common Y2930Z106 7199 13899000SH Sole 13899000 0
Guangdong Nan Yue Logis Common Y2930Z106 1188 2295000SH Other 01 0 2295000
Guangshen Railway Co Sponsored ADR 40065W107 606 15000SH Sole 15000 0
Heng Tai Consumablesgroup Common G44035106 16268 75666000SH Sole 75666000 0
Heng Tai Consumablesgroup Common G44035106 2694	12534214SH Other 01 0 12534214
Huaneng Power Intl Sponsored ADR 443304100 929 20000SH Sole 20000 0
Hurray! Holding Co. Ltd	Sponsored ADR 447773102	450 100000SH Sole 100000 0
International Business Ma Common 459200101 1480	14068SH Sole 14068 0
JA Solar Holdings Co Sponsored ADR 466090107 337 10000SH Sole 10000 0
Kingboard Copper Foil Common G52567107 4082 13482000SH Sole 13482000 0
Kingboard Copper Foil Common G52567107 751 2482000SH Other 01 0	2482000
Kongzhong Corp Sponsored ADR 50047P104 259 50000SH Sole 50000 0
LJ International Common	G55312105 108 10000SH Sole 10000 0
Mindray Medical Intl Sponsored ADR 602675100 488 16000SH Sole 16000 0
Mobileone Ltd Common Y8838Q122 5250 3804400SH Sole 3804400 0
Mobileone Ltd Common Y8838Q122 890 645300SH Other 01 0 645300
Murphy Oil Corp Common 626717102 475 8000SH Sole 8000 0
Netease.com Sponsored ADR 64110W102 340	20000SH Sole 20000 0
New Dragon Asia Corp Common 64378H102 360 300180SH Sole 300180 0
Origin Agritech Ltd Common G67828106 825 100000SH Sole 100000 0
Orkla A/S Nok25 Common R67787102 455 24000SH Sole 24000	0
Ouhua Energy Holdi Common G6843Q103 125	280000SH Sole 280000 0
Ouhua Energy Holdi Common G6843Q103 92 205000SH Other 01 0 205000
Pacificnet Inc Common 69511V207	797 163835SH Sole 163835 0
People S Food Holdings Common G7000R108 9717 7945300SH Sole 7945300 0
People S Food Holdings Common G7000R108 1592 1302000SH Other 01 0 1302000
Proview Inter Common G7283A103 3494 19642000SH Sole 19642000 0
Proview Inter Common G7283A103 531 2990000SH Other 01 0	2990000
Puda Coal Inc Common 744674201 672 300000SH Sole 300000	0
Qiao Xing Universal Telephone Common G7303A109 1360 110000SH Sole 110000 0
Quiktrak Common	Q79562114 102 1049459SH Sole 1049459 0
Sandnes Sparebank Prima Common R74676108 483 16600SH Sole 16600	0
Sandnes Sparebank Prima Common R74676108 37 1300SH Other 01 0 1300
Shanda Interactive Entertainment Sponsored ADR 81941Q203 620 20000SH Sole 20000	0
Singapore Reinsuranccorp Common	Y7996A101 4844 20270000SH Sole 20270000	0
Singapore Reinsuranccorp Common	Y7996A101 727 3043000SH Other 01 0 3043000
Sinolink Worldwide Hldgs Common	G8165B102 16168	67651400SH Sole 67651400 0
Sinolink Worldwide Hldgs Common	G8165B102 2855 11947500SH Other	01 0 11947500
Sinopec Shanghai Petrochemical Sponsored ADR 82935M109 1062 16000SH Sole 16000 0
Sohu.com Inc Sponsored ADR 83408W103 959 30000SH Sole 30000 0
Sparebanken Midt Norge Common R82401101 2378 203500SH Sole 203500 0
Sparebanken Midt Norge Common R82401101 499 42700SH Other 01 0 42700
Sparebanken Nord Norge Common R8288N106 3317 139454SH Sole 139454 0
Sparebanken Nord Norge Common R8288N106 430 18100SH Other 01 0 18100
Sparebanken Vest Common	R8323C107 875 27000SH Sole 27000 0
Sparebanken Vest Common	R8323C107 97 3000SH Other 01 0 3000
Suntech Power Holding Co Sponsored ADR 86800C104 547 15000SH Sole 15000	0
THE9 Limited Sponsored ADR 8337K104 1619 35000SH Sole 35000 0
Tongjitang Chinese Medic Sponsored ADR 89025E103 562 50000SH Sole 50000	0
Totens Sparebank Common	R92151100 1353 48450SH Sole 48450 0
Totens Sparebank Common	R92151100 206 7400SH Other 01 0	7400
Truly Intl Hldgs Common	G91019102 4210 2711000SH Sole 2711000 0
Truly Intl Hldgs Common	G91019102 733 472000SH Other 01 0 472000
United Food Holdingsltd Common G9232V105 4020 29343500SH Sole 29343500 0
United Food Holdingsltd Common G9232V105 626 4573700SH Other 01 0 4573700
United Technologies Corp Common	913017109 652 9200SH Sole 9200 0
Wah Sang Gas Holdi Common G9419C128 0 34048000SH Sole 34048000 0
Wah Sang Gas Holdi Common G9419C128 0 6300000SH Other 01 0 6300000
Weifang Shengtai Pharmacuetical	Common 823214101 7435 2850000SH Sole 2850000 0
Wonder Auto Technology Common 978166106	263 40097SH Sole 40097 0
Wuhan General Corp Common 982569105 1125 315000SH Sole 315000 0
Wuyi Intl Pharma Co Common G98089108 18678 115075000SH Sole 115075000 0
Wuyi Intl Pharma Co Common G98089108 447 2305000SH Other 01 0 2305000
Yanzhou Coal Mining Sponsored ADR 984846105 1520 20000SH Sole 20000 0
Yingli Green Energy Hldg Common	98584B103 2936 261225SH Sole 261225 0
Yingli Green Energy Hldg Common	98584B103 162 11200SH Other 01 11200 0
        			379244